Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other non-current liabilities

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013

Deferred revenue	39.9	33.6
Derivative financial instruments(1)	2.5	2.3
Total non-current liabilities	42.4	35.9

(1)	Derivative financial instruments consist of unrealized losses on interest rate swaps. Additional disclosure has been provided in Note 24.